Grupo Santander - Agreement for the sale of the stake in Caceis (Details)	Dec. 19, 2024
Disclosure of detailed information about business combination [line items]
Increase on the fully loaded CET1 ratio	0.0010
Crédit Agricole S.A.
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary	100.00%
Caceis (Notes 3 and 12)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate, sold (in percentage)	30.50%